Revenue	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure Of Revenue Explanatory

17. Revenue

Cameco’s sales contracts with customers contain both fixed and market-related pricing. Fixed-price contracts are typically based on a term-price indicator at the time the contract is accepted and escalated over the term of the contract. Market-related contracts are based on either the spot price or long-term price, and the price is quoted at the time of delivery rather than at the time the contract is accepted. These contracts often include a floor and/or ceiling prices, which are usually escalated over the term of the contract. Escalation is generally based on a consumer price index. The Company’s contracts contain either one of these pricing mechanisms or a combination of the two. There is no variable consideration in the contracts and therefore no revenue is considered constrained at the time of delivery. Cameco expenses the incremental costs of obtaining a contract as incurred as the amortization period is less than a year.

The following table summarizes Cameco’s sales disaggregated by geographical region and contract type and includes a reconciliation to the Company’s reportable segments (note 28):

For the year ended December 31, 2020

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$588,827	$206,011	$7,676	$802,514
Europe	323,565	123,864	3,331	450,760
Asia	499,378	47,421	-	546,799

	$1,411,770	$377,296	$11,007	$1,800,073

Contract type

Fixed-price	$406,021	$355,552	$7,686	$769,259
Market-related	1,005,749	21,744	3,321	1,030,814

	$1,411,770	$377,296	$11,007	$1,800,073

For the year ended December 31, 2019

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$569,535	$206,226	$59,300	$835,061
Europe	288,134	79,629	3,587	371,350
Asia	556,140	84,422	15,952	656,514

	$1,413,809	$370,277	$78,839	$1,862,925

Contract type

Fixed-price	$349,021	$305,383	$69,703	$724,107
Market-related	1,064,788	64,894	9,136	1,138,818

	$1,413,809	$370,277	$78,839	$1,862,925

Deferred sales

The following table provides information about contract liabilities (note 14) from contracts with customers:

	2020	2019

Beginning of year	$17,418	$30,727
Additions	6,994	9,783
Recognized in revenue	(10,026)	(23,067)
Effect of movements in exchange rates	(4)	(25)

End of year	$14,382	$17,418

Deferred sales primarily relates to advance consideration received from customers for future conversion deliveries and fuel fabrication services as well as revenue related to the storage of uranium and converted uranium held at Cameco facilities. The revenue related to the fuel fabrication services and storage is recognized over time while the revenue related to future conversion deliveries is expected to be recognized between 2021 and 2027.

Cameco recognized a reduction of revenue of $268,000 (2019 - revenue of $78,000) during 2020 from performance obligations satisfied (or partially satisfied) in previous periods. This is due to the difference between actual pricing indices and the estimates at the time of invoicing.

Future sales commitments

Cameco’s sales portfolio consists of short and long-term sales commitments. The contracts can be executed well in advance of a delivery and include both fixed and market-related pricing. The following table summarizes the expected future revenue, by segment, related to only fixed-price contracts with remaining future deliveries as follows:

	2021	2022	2023	2024	2025	Thereafter	Total

Uranium	$243,069	$189,351	$179,212	$166,581	$129,450	$416,947	$1,324,610
Fuel services	319,851	272,920	212,655	215,729	216,250	677,611	1,915,016
Other	4,212	-	-	-	-	-	4,212

Total	$567,132	$462,271	$391,867	$382,310	$345,700	$1,094,558	$3,243,838

The sales contracts are denominated largely in US dollars and converted from US to Canadian dollars at a rate of $1.30.

The amounts in the table represent the consideration the Company will be entitled to receive when it satisfies the remaining performance obligations in the contracts. The amounts include assumptions about volumes for contracts that have volume flexibility. Cameco’s total revenue that will be earned will also include revenue from contracts with market-related pricing. The Company has elected to exclude these amounts from the table as the transaction price will not be known until the time of delivery. Contracts with an original duration of one year or less have been included in the table.